Warrants (Tables)	12 Months Ended
Dec. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Summary of the warrant activity
	Outstanding			Outstanding				Outstanding
	as of			as of				as of
	December 31,			December 31,				December 31,
Warrant class	2016	Issued	Exercised	2017	Issued	Exercised	Expired	2018

Class F Warrants	300,000	-	-	300,000	-	-	(300,000)	-
Class G Warrants	1,503,409	-	-	1,503,409	-	-	(1,503,409)	-
Class H Warrants	1,988,095	-	-	1,988,095	-	-	(1,988,095)	-
Class I Warrants	1,043,646	-	-	1,043,646	-	-	(1,043,646)	-
Class K Warrants	5,200,000	2,000,000	-	7,200,000	-	-	-	7,200,000
Class L Warrants	65,945,005	-	(2,046,832)	63,898,173	-	(6,639,834)	-	57,258,339
Class N Warrants	-	13,943,180	-	13,943,180	17,644,999	(1,136,364)	-	30,451,815
Class O Warrants	-	6,540,000	-	6,540,000	1,509,091	(120,000)	-	7,929,091
Series A Warrants	2,106,594	-	(545,246)	1,561,348	-	(405,666)	-	1,155,682
	78,086,749	22,483,180	(2,592,078)	97,977,851	19,154,090	(8,301,864)	(4,835,150)	103,994,927

Summary of the warrant exercise price per share
	Exercise	Expiration
	price/share	date

Class K Warrants	$0.08	June 2025
Class K Warrants	$0.11	August 2027
Class L Warrants	$0.08	May 2019
Class N Warrants	$0.11	June 2019
Class O Warrants	$0.11	June 2019
Series A Warrants	$0.03	May 2019

Summary of changes in warrant liability
	Class K	Series A
	Warrants	Warrants	Total

Warrant liability as of December 31, 2016	$884,000	$358,120	$1,242,120
Issued	200,000	-	200,000
Redeemed	-	(66,966)	(66,966)
Change in fair value	532,000	36,729	568,729
Warrant liability as of December 31, 2017	1,616,000	327,883	1,943,883
Issued	-	-	-
Redeemed	-	(118,838)	(118,838)
Change in fair value	(74,000)	18,624	(55,376)
Warrant liability as of December 31, 2018	$1,542,000	$227,669	$1,769,669